Loans - Schedule of Long-Term Loans (Details) - Long Term Loans [Member] - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Schedule of Long-Term Loans [Line Items]
Long Term Loan			$ 3,548,284
Less: current portion of long-term loans			(243,075)
Total			3,305,209
Bank of Weifang [Member]
Schedule of Long-Term Loans [Line Items]
Current Interest Rate	[1]	4.00%
Maturity Date	[1]	Apr. 22, 2026
Long Term Loan	[1]		136,999
Bank of Weifang [Member]
Schedule of Long-Term Loans [Line Items]
Current Interest Rate	[2]	4.00%
Maturity Date	[2]	Apr. 22, 2026
Long Term Loan	[2]		1,224,775
Rural Commercial Bank of Shandong [Member]
Schedule of Long-Term Loans [Line Items]
Current Interest Rate	[3]	4.10%
Maturity Date	[3]	Apr. 27, 2026
Long Term Loan	[3]		1,912,512
Shenzhen Qianhai WeBank Co., Ltd. [Member]
Schedule of Long-Term Loans [Line Items]
Current Interest Rate	[4]	6.29%
Maturity Date	[4]	Feb. 01, 2026
Long Term Loan	[4]		$ 273,998

[1]	On April 23, 2023, the Company entered into a loan agreement with the Bank of Weifang for approximately $1.37 million (RMB 10 million) to support working capital. The loan bears interest at an annual rate of 4.0% and is scheduled for maturity on April 22, 2026. The repayment plan is organized into five equal semi-annual installments of $13,700 (RMB 100,000) each, culminating in a balloon payment of $1.30 million (RMB 9.5 million) at maturity. The loan is secured by land use right worth $1.37 million (RMB 10 million). Additionally, personal guarantees have been provided by Mr. Yuanqing Liu and three family members and one entity controlled by the family members. During 2023, the Company repaid $1.23 million (RMB 9 million), leaving a balance of approximately $137,000 (RMB 1 million) outstanding as of December 31, 2024. The loan became payable within twelve months of the reporting date and has therefore been reclassified as a short-term loan as of June 30, 2025.
[2]	On May 10, 2023, the Company entered into a loan agreement with the Bank of Weifang for approximately $1.23 million (RMB 9 million) to support working capital. The loan bears an annual interest at 4.0% and is scheduled for maturity on April 22, 2026. The repayment plan is organized into five equal semi-annual installments of $2,740 (RMB 20,000) each, culminating in a balloon payment of $1.22 million (RMB 8.9 million) at the end of the maturity. The loan is secured by land use right valued at $1.37 million (RMB 10 million). Additionally, personal guarantees have been provided by Mr. Yuanqing Liu and three family members and one entity controlled by the family members. The loan balance was approximately $1.22 million (RMB 8.9 million) as of December 31, 2024. While this loan balance was classified as a long-term loan at year-end 2024, it became payable within twelve months of the reporting date and has therefore been reclassified as a short-term loan as of June 30, 2025.
[3]	On April 28, 2023, the Company entered into a loan agreement with the Rural Commercial Bank of Shandong for approximately $1.92 million (RMB 14 million) to support working capital. The loan bears interest at an annual rate of 4.1% and is scheduled for maturity on April 27, 2026. The repayment plan is organized into six equal semi-annual installments of $1,370 (RMB 10,000) each, culminating in a balloon payment of $1.91 million (RMB 13.94 million) at maturity. The loan is secured by land use right valued at $4.23 million (RMB 30.85 million). Additionally, personal guarantees have been provided by Mr. Yuanqing Liu and three family members. The outstanding loan balance was approximately $1.90 million (RMB 13.96 million) as of December 31, 2024. While this loan balance was classified as a long-term loan at year-end 2024, it became payable within twelve months of the reporting date and has therefore been reclassified as a short-term loan as of June 30, 2025.
[4]	On January 30, 2024, the Company obtained three 24-month loans totaling $410,998 (RMB 3.0 million) from Shenzhen Qianhai WeBank Co., Ltd., with proceeds designated solely for working capital. The loans bear interest at an annual rate of 6.29 % and are scheduled to mature on February 1, 2026. Mr. Yuanqing Liu has provided personal guarantees for these borrowings. The outstanding balance was approximately $274,000 (RMB 2.0 million) as of December 31, 2024. While this balance was classified as a long-term loan at year-end 2024, it became payable within twelve months of the reporting date and has therefore been reclassified as a short-term loan as of June 30, 2025.